Consolidated Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–135.62%(b)(c)
Aerospace & Defense–3.15%
Element Materials Tech Group, Inc., Term Loan (3 mo. Term SOFR + 3.50%)	7.20%	07/06/2029	$136	$136,756
Fairbanks Morse Defense (Arcline FM Holding LLC), Term Loan B(d)	–	06/23/2030	287	288,290
FDH Group Acquisition, Inc.
Delayed Draw Term Loan(e)(f)(g)	0.00%	10/21/2031	836	838,563
Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%)(e)(f)	8.45%	10/21/2031	522	523,433
Term Loan B (3 mo. Term SOFR + 4.75%)(e)(f)	8.45%	11/04/2031	3,594	3,604,745
Modern Aviation FBO Holdings LLC, Term Loan(d)	–	05/16/2033	585	588,866
NAC Aviation 8 Ltd. (Ireland), Revolver Loan(f)(g)	0.00%	12/31/2026	1,826	1,826,168
OneSky Flight LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.38%	02/04/2033	893	897,371
PennAero (Takeoff Buyer, Inc.)
Delayed Draw Term Loan(g)	0.00%	03/16/2033	72	72,319
Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	03/16/2033	448	451,993
Rand Parent LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.70%	03/17/2030	3,156	3,167,098
S3 AeroDefense
Delayed Draw Term Loan(e)(f)(g)	0.00%	05/01/2032	1,724	1,715,668
Term Loan A (3 mo. Term SOFR + 5.00%)(e)(f)	8.66%	05/01/2032	2,299	2,276,062
				16,387,332
Air Transport–0.91%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B (3 mo. Term SOFR + 3.25%)	6.43%	05/28/2032	590	590,390
American Airlines, Inc., Term Loan(d)	–	05/20/2033	1,530	1,518,168
Stonepeak Nile Parent LLC
Term Loan B(d)	–	04/09/2032	190	190,608
Term Loan B-1 (3 mo. Term SOFR + 2.25%)	5.92%	04/09/2032	2,415	2,417,837
				4,717,003
Automotive–6.34%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	7.73%	04/06/2028	1,833	1,832,192
Highline Aftermarket Acquisition LLC, Term Loan B (6 mo. Term SOFR + 3.50%)	7.23%	02/19/2030	2,663	2,686,644
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.17%	04/23/2031	3,101	3,096,646
M&D Distributors
Delayed Draw Term Loan (3 mo. Term SOFR + 6.15%)(e)(f)	9.82%	08/31/2028	2,305	2,182,915
Revolver Loan (3 mo. Term SOFR + 6.15%)(e)(f)	9.82%	08/31/2028	856	810,807
Revolver Loan(e)(f)(g)	0.00%	08/31/2028	326	308,757
Term Loan (3 mo. Term SOFR + 6.15%)(e)(f)	9.82%	08/31/2028	6,526	6,179,769
Mavis Tire Express Services Topco, Corp., Term Loan B (6 mo. Term SOFR + 3.00%)	6.67%	05/04/2028	2,819	2,822,072
Muth Mirror Systems LLC
Revolver Loan (Acquired 04/23/2019-03/31/2026; Cost $459,832)(e)(f)(g)(h)	0.00%	03/31/2027	457	145,275
Revolver Loan (Acquired 04/23/2019-03/31/2026; Cost $1,086,783)(e)(f)(h)	7.00%	03/31/2027	1,091	346,804
Term Loan (Acquired 04/23/2019-03/31/2026; Cost $17,823,274)(e)(f)	7.00%	03/31/2027	17,866	5,681,472
OPENLANE, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.15%	10/08/2032	1,022	1,028,397
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	6.65%	10/09/2031	2,560	2,567,966
PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.60%)	8.26%	01/26/2029	1,161	1,042,738
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	07/16/2031	2,170	2,148,446
Wand NewCo 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	01/30/2031	79	79,409
				32,960,309
Beverage & Tobacco–0.85%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.16%	07/31/2028	3,971	3,980,424
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Beverage & Tobacco–(continued)
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 7.00%)(f)	10.67%	09/30/2030		$1,382	$207,269
Term Loan (3 mo. Term SOFR + 7.00%)(f)	10.67%	09/30/2030		452	203,252
Savor Acquisition, Inc. (Sauer Brands), Term Loan B (3 mo. Term SOFR + 3.25%)	6.66%	02/19/2032		43	43,572
					4,434,517
Brokers, Dealers & Investment Houses–2.43%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	11/24/2032		2,058	2,045,032
Envestnet, Inc. (BCPE Pequod Buyer, Inc), Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	11/25/2031		1,264	1,257,004
GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)
Delayed Draw Term Loan(g)	0.00%	08/16/2032		536	536,058
Term Loan B (1 mo. Term SOFR + 3.50%)	7.20%	08/16/2032		3,129	3,131,921
Janus Henderson Group PLC
Term Loan B(d)	–	03/25/2033		374	375,521
Term Loan B(d)	–	06/30/2033		3,597	3,616,095
Orion US Finco (OSTTRA)
Second Lien Term Loan B (3 mo. Term SOFR + 5.50%)	9.17%	10/10/2033		416	410,861
Term Loan B (3 mo. Term SOFR + 3.50%)	7.17%	10/08/2032		1,247	1,249,855
					12,622,347
Building & Development–4.16%
Anvil UK Bidco Ltd. (United Kingdom), Incremental Delayed Draw Term Loan (3 mo. EURIBOR + 6.25%)(e)(f)	8.48%	05/03/2032	EUR	5,529	6,319,875
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.62%	05/28/2030		2,786	2,798,763
Chariot Buyer LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	09/08/2032		2,822	2,829,424
Empire Today LLC, Term Loan (3 mo. Term SOFR + 5.50%)(f)	9.16%	05/03/2032		1,084	1,083,585
Green Infrastructure Partners (Canada), Term Loan (1 mo. Term SOFR + 2.75%)(f)	6.45%	09/24/2032		1,196	1,202,100
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.70%	06/17/2031		817	702,300
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	6.95%	12/22/2031		1,059	1,066,021
Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	10.20%	12/22/2032		593	598,039
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.50%) (Acquired 09/11/2023-10/17/2023; Cost $1,940,669)(h)	7.26%	04/03/2028		2,106	928,346
IPS Corp./CP Iris Holdco
Delayed Draw Term Loan(g)	0.00%	10/27/2032		78	75,812
Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	10/27/2032		2,657	2,577,620
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	7.95%	04/29/2029		2,251	1,441,730
					21,623,615
Business Equipment & Services–18.48%
Allied Universal Holdco LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	08/20/2032		3,765	3,783,306
Cloud Software Group, Inc.
Term Loan B (3 mo. Term SOFR + 3.25%)	6.95%	08/09/2032		696	652,995
Term Loan B-2 (3 mo. Term SOFR + 3.25%)	6.95%	03/21/2031		748	705,052
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	11.43%	02/12/2029		1,012	844,530
Term Loan (3 mo. Term SOFR + 4.00%)	7.93%	02/10/2028		4,594	4,297,129
CV Intermediate Holdco Corp. (Class Valuation), First Lien Term Loan (3 mo. Term SOFR + 5.65%)(e)(f)	9.31%	09/30/2027		7,532	7,486,967
D&H United Fueling Solutions
Delayed Draw Term Loan B (3 mo. Term SOFR + 5.15%)(e)(f)	8.82%	09/15/2028		1,388	1,349,148
Incremental Delayed Draw Term Loan(e)(f)(g)	0.00%	09/15/2028		411	399,175
Incremental Term Loan (3 mo. Term SOFR + 5.15%)(e)(f)	8.85%	09/15/2028		3,062	2,976,005
Revolver Loan (3 mo. Term SOFR + 5.15%)(e)(f)	10.75%	09/15/2028		196	190,956
Revolver Loan(e)(f)(g)	0.00%	09/18/2028		103	99,782
Revolver Loan(e)(f)(g)	0.00%	09/15/2028		9	8,631
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Esquire Deposition Solutions LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.25%)(e)(f)	8.95%	12/30/2027		$2,490	$2,475,124
Incremental Delayed Draw Term Loan (3 mo. Term SOFR + 5.25%)(e)(f)	8.95%	12/30/2027		3,476	3,455,443
Revolver Loan(e)(f)(g)	0.00%	12/30/2027		1,279	1,271,468
Term Loan (3 mo. Term SOFR + 5.25%)(e)(f)	8.95%	12/30/2027		11,162	11,094,924
Garda World Security Corp. (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	02/01/2029		4,398	4,406,562
GI Revelation Acquisition LLC, Term Loan B-4 (3 mo. Term SOFR + 3.75%)	7.37%	05/12/2028		1,786	1,437,539
Heron BidCo, LLC (Heidrick & Struggles International Inc), Term Loan B (1 mo. Term SOFR + 4.00%)	7.70%	10/10/2032		1,856	1,868,617
IMS Services Enterprises LLC
Delayed Draw Term Loan(e)(f)(g)	0.00%	04/01/2033		595	592,228
Revolver Loan(e)(f)(g)	0.00%	04/01/2033		190	188,561
Revolver Loan (1 mo. Term SOFR + 4.75%)(e)(f)	8.40%	04/01/2033		48	47,140
Term Loan (1 mo. Term SOFR + 4.75%)(e)(f)	8.40%	04/01/2033		1,667	1,649,905
Lamark Media Group LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%)(e)(f)	8.70%	10/14/2027		1,577	1,576,986
Revolver Loan(e)(f)(g)	0.00%	10/14/2027		407	407,490
Revolver Loan (3 mo. Term SOFR + 5.00%)(e)(f)	8.66%	10/14/2027		679	679,150
Term Loan (3 mo. Term SOFR + 5.00%)(e)(f)	8.70%	10/14/2027		7,283	7,283,202
Term Loan (3 mo. Term SOFR + 5.00%)(e)(f)	8.70%	10/14/2027		2,375	2,374,737
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	7.70%	08/11/2028		1,567	1,223,646
LSF 12 Phoenix Holdco, LLC (dba Alliance Ground International), Term Loan B (3 mo. Term SOFR + 4.50%)	8.20%	03/25/2033		1,089	1,084,630
Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.50%) (Acquired 06/30/2023-02/16/2024; Cost $6,013,254)(f)(h)	11.46%	06/30/2028		6,007	6,003,602
Netrix LLC
Revolver Loan(e)(f)(g)	0.00%	10/31/2031		735	723,707
Term Loan A (1 mo. Term SOFR + 5.50%)(e)(f)	9.12%	10/31/2031		4,255	4,190,790
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.75%)	7.12%	03/02/2028		997	1,000,330
Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.90%) (Acquired 11/12/2021-01/05/2022; Cost $2,423,455)(h)	8.60%	07/27/2027		2,462	1,190,005
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 2.75%)	6.45%	09/30/2031		1,989	1,778,856
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.37%	06/25/2032		1,619	1,622,956
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	11/05/2032		2,041	2,040,933
Socotec (Holding SAS) (France), Term Loan (3 mo. Term SOFR + 2.75%)	6.38%	06/02/2031		461	464,789
Spin Holdco Inc.
Term Loan (3 mo. Term SOFR + 4.00%)	7.93%	09/04/2030		9,736	7,209,210
Term Loan B (3 mo. Term SOFR + 5.43%)	9.10%	09/28/2030		2,649	2,725,219
team.blue Finco S.a.r.l. (Netherlands), Term Loan (3 mo. Term SOFR + 3.25%)	6.95%	07/12/2032		333	319,900
UnitedLex Corp.
Delayed Draw Term Loan(f)(g)	0.00%	06/01/2026		12	12,348
Delayed Draw Term Loan (3 mo. Term SOFR + 6.90%)(f)	10.58%	06/01/2026		62	61,741
Term Loan (Acquired 10/14/2020; Cost $843,263)(f)(h)(i)	0.00%	03/20/2027		847	398,950
Veritext Corp., Term Loan(d)	–	08/09/2030		467	460,578
					96,114,942
Cable & Satellite Television–5.46%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Term Loan (3 mo. Term SOFR + 5.00%)	8.67%	10/31/2027		249	190,150
Term Loan B (3 mo. EURIBOR + 5.00%)	7.20%	10/31/2027	EUR	470	420,720
Term Loan B (3 mo. EURIBOR + 5.00%)	7.20%	11/01/2027	EUR	1,069	957,554
Atlantic Broadband Finance LLC (Cogeco), Term Loan B-1 (1 mo. Term SOFR + 3.25%)	6.87%	09/18/2030		2,461	2,067,266
Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1(e)(f)	9.83%	08/31/2028		17,301	17,300,530
Term Loan B-2 (6 mo. EURIBOR + 5.00%)(e)(f)	7.62%	08/31/2028	EUR	1,776	2,070,934
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
SFR-Numericable (YPSO, Altice France) (France)
Term Loan B-11 (3 mo. Term SOFR + 4.13%)	7.80%	04/30/2028		$126	$126,449
Term Loan B-12 (3 mo. Term SOFR + 5.06%)	8.74%	10/30/2028		987	991,494
Term Loan B-13 (1 mo. Term SOFR + 5.38%)	9.05%	05/14/2029		1,355	1,361,449
Term Loan B-14 (3 mo. EURIBOR + 6.88%)	9.08%	05/30/2031	EUR	755	901,023
Virgin Media 02 - LG (United Kingdom), Term Loan Y (6 mo. Term SOFR + 3.28%)	6.97%	03/31/2031		2,234	2,017,357
					28,404,926
Chemicals & Plastics–14.92%
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	8.95%	12/14/2029		2,356	2,108,257
Ascend Performance Materials Operations LLC, Term Loan (Acquired 12/19/2025-03/31/2026; Cost $1,524,216)(f)(h)	8.00%	12/22/2026		1,659	2,447,755
BASF Coatings (Jersey), Term Loan(d)	–	05/06/2033		712	714,664
Derby Buyer LLC (Delrin), Term Loan B(d)	–	11/01/2030		2,272	2,284,080
Fortis 333, Inc. (Ineos Composites), Term Loan B (3 mo. Term SOFR + 3.50%)	7.12%	03/27/2032		324	321,397
Gougeon Holdings Co., Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%)(e)(f)	8.42%	05/30/2031		1,081	1,092,165
Incremental Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%)(e)(f)	8.42%	05/30/2031		930	939,262
Incremental Term Loan(e)(f)(g)	0.00%	05/30/2031		1,236	1,248,188
Revolver Loan (3 mo. Term SOFR + 6.83%)(e)(f)	10.50%	05/30/2031		222	222,233
Revolver Loan(e)(f)(g)	0.00%	05/30/2031		320	319,798
Term Loan A (3 mo. Term SOFR + 4.75%)(e)(f)	8.42%	05/30/2031		2,690	2,716,726
Hasa Intermediate Holdings LLC
Delayed Draw Term Loan(e)(f)(g)	0.00%	01/10/2029		1,389	1,389,409
Delayed Draw Term Loan (3 mo. Term SOFR + 4.50%)(e)(f)	8.18%	01/10/2029		115	114,627
Incremental Delayed Draw Term Loan(e)(f)(g)	0.00%	01/10/2029		108	108,131
Incremental Term Loan (3 mo. Term SOFR + 4.50%)(e)(f)	8.18%	01/10/2029		1,083	1,083,447
Revolver Loan(e)(f)(g)	0.00%	01/10/2029		612	612,184
Revolver Loan (3 mo. Term SOFR + 4.50%)(e)(f)	8.19%	01/10/2029		1,360	1,359,631
Term Loan (3 mo. Term SOFR + 4.50%)(e)(f)	8.18%	01/10/2029		13,190	13,190,487
Hexion International Holdings B.V., Term Loan B (1 mo. Term SOFR + 4.00%)	7.58%	03/15/2029		2,716	2,638,808
Ineos Quattro (STYRO)
Term Loan B (1 mo. Term SOFR + 4.35%)	7.97%	04/02/2029		3,110	2,891,763
Term Loan B (1 mo. Term SOFR + 3.85%)	7.47%	03/14/2030		771	689,330
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	02/18/2030		1,654	1,574,995
Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	02/07/2031		2,644	2,502,132
Lummus Technology Holdings V LLC, Term Loan B(d)	–	12/31/2029		729	722,856
Matrix Adhesives
Delayed Draw Term Loan(e)(f)(g)	0.00%	03/23/2033		560	556,755
Revolver Loan(e)(f)(g)	0.00%	03/23/2033		224	221,583
Term Loan A (3 mo. Term SOFR + 4.50%)(e)(f)	8.19%	03/23/2033		1,217	1,204,459
MicroCare Holdings LLC
Delayed Draw Term Loan(e)(f)(g)	0.00%	08/08/2031		1,225	1,225,490
Revolver Loan(e)(f)(g)	0.00%	08/08/2031		1,225	1,225,490
Term Loan (3 mo. Term SOFR + 5.75%)(e)(f)	9.40%	06/13/2029		7,511	7,511,274
Nouryon Finance B.V. (Netherlands)
Term Loan B (6 mo. Term SOFR + 3.25%)	6.94%	04/03/2028		584	585,551
Term Loan B-1 (6 mo. Term SOFR + 3.25%)	6.94%	04/03/2028		961	963,325
Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 4.85%)	8.53%	04/08/2031		6,105	4,114,510
SCIL USA Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	7.65%	11/08/2032		1,602	1,590,519
USALCO LLC, Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	09/30/2031		1,771	1,778,996
V Global Holdings LLC
Revolver Loan(e)(f)(g)	0.00%	01/02/2029		791	737,364
Revolver Loan (1 mo. Term SOFR + 5.85%)(e)(f)	9.48%	01/02/2029		803	748,010
Term Loan (3 mo. Term SOFR + 5.90%)(e)(f)	9.55%	01/02/2029		12,711	11,846,758
					77,602,409
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Clothing & Textiles–0.65%
Tory Burch LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	04/30/2031		$775	$774,514
Varsity Brands Holding Co., Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	08/26/2031		2,628	2,634,064
					3,408,578
Conglomerates–0.29%
CoorsTek, Inc., Term Loan B (d)	–	10/28/2032		1,495	1,506,486
Containers & Glass Products–5.75%
Berlin Packaging LLC, Term Loan (3 mo. Term SOFR + 3.25%)	6.95%	06/07/2031		2,095	2,085,064
Evaaro US Bidco (Keg Logistics + Ekeg MergeCo)
Delayed Draw Term Loan(e)(f)(g)	0.00%	04/03/2032		273	271,239
Delayed Draw Term Loan(e)(f)(g)	0.00%	04/03/2032	GBP	56	74,803
Revolver Loan(e)(f)(g)	0.00%	04/03/2032		222	218,179
Term Loan A (3 mo. Term SOFR + 5.00%)(e)(f)	8.68%	04/03/2032		1,049	1,033,310
Term Loan B (3 mo. GBP SONIA + 5.00%)(e)(f)	8.73%	04/03/2032	GBP	289	383,825
Flex Acquisition Co., Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	04/01/2032		2,612	2,474,913
Graham Packaging Co., Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	01/26/2033		1,231	1,234,051
Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.75%)	8.51%	06/28/2028		2,120	1,967,590
Keg Logistics LLC, Revolver Loan(e)(f)(g)	0.00%	11/23/2027		1,663	1,662,667
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%)(f)	10.32%	11/22/2027		5,214	5,012,995
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	8.85%	10/04/2028		2,206	2,200,385
Term Loan A-2 (1 mo. Term SOFR + 3.86%)	6.87%	10/04/2028		2,536	2,017,739
Plastipak Packaging, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.12%	09/24/2032		1,229	1,229,404
Pregis Corp., Term Loan B (1 mo. Term SOFR + 4.00%)	7.37%	02/01/2029		1,689	1,700,084
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B(d)	–	07/12/2029		821	825,304
Sword Purchaser LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	04/09/2033		3,216	3,142,106
TricorBraun, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	03/03/2031		1,192	1,138,940
Trident TPI Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	7.45%	09/15/2028		1,273	1,232,623
					29,905,221
Cosmetics & Toiletries–1.36%
Bausch and Lomb, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.37%	01/30/2031		4,063	4,085,114
KDC/ONE Development Corp., Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	08/15/2028		586	582,220
Prestige Brands, Inc., Term Loan(d)	–	05/20/2033		1,086	1,091,044
Reckitt Essential Home (Lavender B.V./US Holdco), Term Loan (3 mo. Term SOFR + 3.25%)	6.95%	12/30/2032		928	925,539
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	7.15%	06/29/2028	EUR	350	378,388
					7,062,305
Drugs–0.31%
Alkermes, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	08/12/2031		719	725,564
Grifols International Services DAC, First Lien Term Loan B (6 mo. Term SOFR + 2.50%)	4.73%	04/14/2033		869	874,185
					1,599,749
Ecological Services & Equipment–1.79%
Anticimex Global AB (Sweden), Term Loan (1 mo. Term SOFR + 2.90%)	6.54%	11/17/2031		1,146	1,151,072
Arcwood Environmental Inc., Term Loan (1 mo. Term SOFR + 3.00%)(f)	6.68%	04/01/2033		663	667,519
Deep Blue Midland Basin LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	5.90%	10/01/2032		1,359	1,366,932
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	09/20/2030		2,406	2,425,391
Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.17%	03/03/2032		668	669,101
Groundworks LLC, Term Loan (1 mo. Term SOFR + 3.50%)	6.58%	03/14/2031		2,540	2,552,576
MIP V Waste LLC (GreenWaste), Term Loan B(d)(f)	–	08/20/2032		198	199,292
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 3.50%)	6.45%	10/24/2031		282	282,793
					9,314,676
Electronics & Electrical–8.72%
Dayforce, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.66%	02/04/2033		2,012	1,920,255
Delta Topco, Inc. (Infoblox, Inc.), Term Loan B (3 mo. Term SOFR + 2.75%)	6.42%	11/30/2029		784	759,774
Duck Creek Technologies, Inc. (Disco Parent, Inc.), Term Loan (1 mo. Term SOFR + 3.00%)	6.67%	08/06/2032		684	679,775
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)(f)	8.18%	12/10/2031		$752	$732,964
Term Loan B-2 (3 mo. Term SOFR + 4.50%)(f)	8.18%	12/10/2031		375	365,109
Gryphon Debt Merger Sub, Inc. (aka Altera) (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.75%)	6.42%	09/10/2032		2,225	2,235,895
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	7.95%	09/30/2028		1,193	1,196,461
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.25%)(f)	9.89%	03/02/2028		908	908,236
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	7.68%	03/02/2028		1,202	1,196,086
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	10.93%	03/02/2029		441	429,161
Instructure Holdings, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.44%	11/13/2031		2,021	1,934,909
ION Platform Finance US, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	7.45%	10/07/2032		3,709	2,911,698
KnowBe4 (aka Oranje MidCo. LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	7.41%	07/26/2032		919	789,505
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (6 mo. Term SOFR + 7.00%)(f)	10.62%	08/17/2028		1,096	1,044,689
Term Loan B (6 mo. GBP SONIA + 6.50%)(f)	10.50%	07/10/2028	GBP	821	1,053,069
Mavenir Systems, Inc., Second Lien Term Loan(f)	12.00%	07/26/2030		303	204,579
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	9.91%	07/27/2028		2,154	2,135,393
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.25%)	7.91%	07/01/2031		2,690	2,448,212
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (Acquired 01/14/2022-06/10/2025; Cost $1,807,756)(f)(h)(i)(j)	0.00%	03/03/2028	EUR	1,595	93,004
Proofpoint, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	08/31/2028		3,711	3,629,681
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.06%	02/01/2029		4,241	2,700,717
First Lien Term Loan (1 mo. Term SOFR + 6.00%)	9.66%	02/01/2029		2,638	2,578,323
RANGE RED OPER, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.11%)(f)	11.76%	10/01/2029		1	0
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	7.66%	04/05/2030		3,648	2,885,718
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%) (Acquired 08/16/2023-12/13/2023; Cost $2,549,156)(h)	8.70%	05/18/2028		2,584	848,555
STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (3 mo. Term SOFR + 2.75%)	6.45%	10/31/2031		2,065	2,046,409
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	04/16/2031		867	848,655
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 2.25%)	5.91%	02/10/2031		2,404	2,326,863
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)(f)	7.95%	05/31/2029	EUR	2,576	3,004,616
Term Loan B-2 (6 mo. Term SOFR + 5.92%)(f)	9.43%	05/31/2029		1,454	1,454,228
					45,362,539
Financial Intermediaries–2.86%
AnaCap (AFE S.A. SICAV-RAIF) (Italy)
Delayed Draw Term Loan(f)(g)	0.00%	01/01/2030	EUR	231	266,399
Term Loan (1 mo. EURIBOR + 10.50%)(f)	10.50%	01/01/2030	EUR	188	217,631
Term Loan (1 yr. EURIBOR + 0.02%)(f)	0.02%	10/31/2031	EUR	1,403	0
Term Loan B (3 mo. EURIBOR + 4.00%)(f)	6.20%	01/15/2030	EUR	1,714	1,766,962
AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.20%	09/05/2031		701	703,377
Citrin Cooperman Advisors LLC
Delayed Draw Term Loan(f)(g)	0.00%	04/01/2032		420	409,668
Term Loan B (3 mo. Term SOFR + 3.00%)	6.70%	04/01/2032		1,079	1,065,123
Edelman Financial Center, LLC (The), Term Loan (1 mo. Term SOFR + 4.00%)	7.62%	12/01/2031		2,089	2,095,539
Eisner Advisory Group LLC
Delayed Draw Term Loan(f)(g)	0.00%	02/28/2031		712	713,490
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.62%	02/28/2031		895	880,420
Grant Thornton Advisors LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	06/02/2031		3,098	2,987,286
Hightower Holding LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.41%	02/03/2032		348	348,344
NFP Wealth (Chicago US MidCo III)
Delayed Draw Term Loan(g)	0.00%	11/01/2032		133	133,670
Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	11/01/2032		898	900,044
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.67%	01/27/2033		1,592	1,600,129
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	06/18/2029		790	776,168
					14,864,250
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food & Drug Retailers–0.06%
Prosol (Helia Bidco/ZF Invest/ZF Bidco) (France)
Term Loan B-1(d)	–	07/12/2033	EUR	106	$124,729
Term Loan B-2(d)	–	07/12/2033	EUR	147	172,685
					297,414
Food Products–7.61%
Arnott’s (Snacking Investments US LLC), Term Loan B (d)	–	10/29/2032		$1,490	1,493,789
BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B (3 mo. Term SOFR + 4.15%)(e)(f)	7.81%	10/05/2026		3,908	2,293,999
Revolver Loan (3 mo. Term SOFR + 7.15%)(e)(f)	10.83%	10/05/2026		1,449	850,461
Term Loan (3 mo. Term SOFR + 4.15%)(e)(f)	7.81%	10/05/2026		3,845	2,256,892
Cerelia (Trustfood Bidco) (France), Term Loan (3 mo. EURIBOR + 3.75%)	5.88%	06/24/2032	EUR	250	292,094
CHG PPC Parent LLC, Term Loan B (1 mo. Term SOFR + 3.11%)	6.73%	12/08/2028		416	418,045
Flora Foods (Netherlands), Term Loan B-15 (3 mo. Term SOFR + 4.25%)	7.90%	08/17/2026		2,871	2,805,169
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.50%)(f)	9.17%	10/15/2030		1,188	1,178,798
First Lien Term Loan B (3 mo. Term SOFR + 5.50%)(f)	9.17%	10/15/2030		880	873,457
First Lien Term Loan C (3 mo. Term SOFR + 5.50%)(f)	9.17%	10/15/2030		126	125,026
Second Lien Term Loan A (3 mo. Term SOFR + 5.25%)	8.79%	10/15/2030		4,675	3,434,345
Second Lien Term Loan B (3 mo. Term SOFR + 5.00%)	8.67%	10/15/2030		669	491,590
Second Lien Term Loan C (3 mo. Term SOFR + 5.25%)	8.94%	10/15/2030		180	132,396
Second Lien Term Loan D (3 mo. Term SOFR + 5.25%)	8.68%	10/15/2030		39	28,356
Third Lien Term Loan (3 mo. Term SOFR + 8.11%)(f)	11.94%	04/15/2031		954	262,444
Froneri International PLC (United Kingdom), Term Loan (6 mo. Term SOFR + 2.50%)	6.13%	09/30/2032		2,062	2,051,181
Solina Group Services (Powder Bidco) (France)
Term Loan B(d)	–	03/12/2029		1,012	1,017,063
Term Loan B(d)	–	09/12/2032		241	242,609
Teasdale Foods, Inc., Term Loan (3 mo. Term SOFR + 4.40%)(e)(f)	8.10%	03/30/2029		15,824	11,693,835
TreeHouse Foods, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	7.87%	02/11/2033		1,552	1,563,205
Western Smokehouse Partners
Delayed Draw Term Loan(e)(f)(g)	0.00%	03/31/2029		343	342,215
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(e)(f)	9.15%	03/31/2029		114	114,072
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(e)(f)	9.15%	03/31/2030		409	408,070
Revolver Loan(e)(f)(g)	0.00%	03/31/2030		324	323,408
Term Loan (1 mo. Term SOFR + 5.50%)(e)(f)	9.15%	03/31/2029		1,368	1,365,439
Term Loan B (1 mo. Term SOFR + 5.50%)(e)(f)	9.15%	03/31/2029		3,566	3,558,488
					39,616,446
Food Service–1.53%
BCPE Empire Holdings, Inc. (ImperialDade), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	12/29/2032		2,681	2,672,292
Gategroup (Switzerland), Term Loan (1 mo. Term SOFR + 4.25%)	7.19%	06/10/2032		974	981,095
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.11%	12/15/2030		1,126	1,130,272
Selecta Group B.V. (Switzerland)
Revolver Loan(f)(g)	0.00%	08/01/2030		7	7,734
Revolver Loan (6 mo. EURIBOR + 5.50%)(f)	7.67%	08/01/2030	EUR	2,805	3,186,031
					7,977,424
Forest Products–0.69%
NewLife Forest Restoration LLC, Term Loan (Acquired 02/22/2022-02/26/2026; Cost $8,642,174)(f)(h)	0.00%	04/10/2029		1,584	1,584,402
Proampac PG Borrower LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	7.67%	03/07/2033		2,074	2,035,543
					3,619,945
Health Care–12.81%
Affinity Dental Management, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 6.75%)(e)(f)	10.40%	08/04/2028		1,059	978,519
Revolver Loan (3 mo. Term SOFR + 6.75%)(e)(f)	10.40%	08/04/2028		1,658	1,532,278
Term Loan (3 mo. Term SOFR + 6.75%)(e)(f)	10.40%	08/04/2028		10,749	9,932,291
Ascend Learning LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	12/11/2028		1,993	1,969,299
Biogroup-LCD (France), Term Loan(d)	–	08/29/2031	EUR	1,570	1,803,980
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
BioMarin Pharmaceutical, Inc., Term Loan (6 mo. Term SOFR + 1.75%)	5.43%	04/27/2033		$719	$721,175
Boots Group Finco L.P. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	08/30/2032		1,207	1,217,111
Capitol Imaging Services LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%)(e)(f)	8.67%	01/03/2030		599	594,555
Incremental Delayed Draw Term Loan(e)(f)(g)	0.00%	01/03/2030		1,940	1,924,480
Incremental Term Loan (3 mo. Term SOFR + 5.00%)(e)(f)	8.67%	01/03/2030		60	59,520
Revolver Loan(e)(f)(g)	0.00%	01/03/2030		205	203,836
Term Loan B (3 mo. Term SOFR + 5.00%)(e)(f)	8.68%	12/31/2029		3,152	3,126,668
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (6 mo. EURIBOR + 3.95%)	6.09%	02/16/2029	EUR	1,472	1,252,981
Term Loan B (6 mo. EURIBOR + 3.70%)	5.84%	06/30/2028	EUR	4,056	3,466,507
Global Medical Response, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.85%	10/01/2032		2,941	2,957,646
HAH Group Holding Co. (Help At Home), Term Loan B (1 mo. Term SOFR + 5.00%)	8.62%	09/24/2031		1,266	1,104,961
Hologic, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	04/07/2033		2,570	2,546,942
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.00%)	8.75%	03/12/2032		686	686,862
MJH Healthcare Holdings LLC, Term Loan (1 mo. Term SOFR + 2.75%)	6.37%	01/29/2029		43	41,614
Opal Holdco 4 SAS (France), Term Loan (3 mo. Term SOFR + 2.50%)	6.70%	04/28/2032		3,220	3,225,876
PAREXEL International Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	12/09/2031		1,015	1,017,681
Pathway Vet Alliance LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)	8.66%	06/30/2028		1,383	1,390,459
Precision Medicine Group LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.16%	08/20/2032		1,708	1,707,897
Prime Time Healthcare, Incremental Term Loan (3 mo. Term SOFR + 6.35%)(e)(f)	10.02%	09/19/2028		4,040	3,849,664
SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan (1 mo. Term SOFR + 7.11%)(e)(f)	10.75%	03/18/2027		2,152	2,350,076
Term Loan A (1 mo. Term SOFR + 7.11%)(e)(f)	10.76%	03/18/2027		19,027	12,025,013
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.70%	09/29/2032		332	334,063
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	12/04/2031		2,907	2,912,993
US Fertility Enterprises LLC
Delayed Draw Term Loan(g)	0.00%	12/30/2032		92	93,210
Delayed Draw Term Loan (3 mo. Term SOFR + 3.50%)	7.16%	12/30/2032		130	130,852
Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	12/30/2032		1,466	1,478,811
					66,637,820
Home Furnishings–2.46%
A-1 Garage Door Services
Delayed Draw Term Loan (1 mo. Term SOFR + 4.50%)(e)(f)	8.12%	12/22/2028		2,325	2,325,421
Revolver Loan(e)(f)(g)	0.00%	12/22/2028		1,119	1,118,451
Term Loan A (1 mo. Term SOFR + 4.50%)(e)(f)	8.12%	12/22/2028		4,977	4,977,245
Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.00%)	6.70%	01/17/2032		927	928,013
Kidde Global Solutions, Term Loan B (1 mo. Term SOFR + 3.00%)	6.65%	12/02/2031		919	925,431
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)(f)	11.29%	06/29/2028		177	177,500
Term Loan (3 mo. Term SOFR + 7.50%)	11.31%	06/29/2028		2,519	2,373,853
					12,825,914
Industrial Equipment–6.99%
80-20
Delayed Draw Term Loan(e)(f)(g)	0.00%	12/12/2031		572	565,945
Revolver Loan(e)(f)(g)	0.00%	12/12/2031		857	848,917
Term Loan A (3 mo. Term SOFR + 4.50%)(e)(f)	8.20%	12/12/2031		3,073	3,041,952
Associated Spring
Delayed Draw Term Loan (1 mo. Term SOFR + 4.85%)(e)(f)	8.47%	04/04/2030		3,392	3,392,438
Incremental Delayed Draw Term Loan(e)(f)(g)	0.00%	04/04/2030		797	805,212
Incremental Delayed Draw Term Loan (1 mo. Term SOFR + 4.85%)(e)(f)	8.47%	04/04/2030		277	280,055
Incremental Term Loan (1 mo. Term SOFR + 4.85%)(e)(f)	8.47%	04/04/2030		1,378	1,391,438
Revolver Loan(e)(f)(g)	0.00%	04/04/2030		1,209	1,209,413
Term Loan (1 mo. Term SOFR + 4.85%)(e)(f)	8.47%	04/04/2030		5,841	5,840,725
Cleanova US Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.75%)(f)	8.42%	06/14/2032		1,777	1,762,015
Columbus McKinnon Corp., Term Loan B (3 mo. Term SOFR + 3.50%)	7.20%	01/31/2033		1,021	1,024,895
CompoSecure Holdings L.L.C., Term Loan B (1 mo. Term SOFR + 2.25%)	5.88%	01/14/2033		380	379,105
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Cooper Machinery/Astro Acquisition, Term Loan (3 mo. Term SOFR + 2.50%)	6.10%	08/30/2032		$1,029	$1,033,180
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	10/11/2030		1,953	1,971,779
Flow Merger Sub, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	02/25/2033		308	310,696
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(f)(g)	0.00%	06/04/2026		2,566	2,373,359
Revolver Loan(d)(f)	–	06/04/2026		434	401,641
Term Loan B (3 mo. Term SOFR + 5.26%)	8.96%	02/15/2029		2,736	2,359,504
LSF12 Helix Parent LLC (Hillenbrand), Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	02/10/2033		491	488,526
Rehlko, Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	05/01/2031		428	429,748
Sabre Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.11%	08/23/2032		1,050	1,053,814
Sanmina Corp., Term Loan B (3 mo. Term SOFR + 1.75%)	5.36%	10/27/2032		397	398,217
STS Operating, Inc. (Sunsource), Term Loan (1 mo. Term SOFR + 4.11%)	7.72%	03/25/2031		770	769,885
Tank Holding Corp.
Revolver Loan(f)(g)	0.00%	03/31/2028		424	385,472
Term Loan (1 mo. Term SOFR + 6.00%)	9.47%	03/31/2028		1	1
TKE Thyssenkrupp Elevators (Vertical Midco) (Germany)
Term Loan B (6 mo. Term SOFR + 3.00%)	6.38%	04/30/2030		1,681	1,697,338
Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	04/30/2030		814	821,154
Victory Buyer LLC (Vantage Elevator), Term Loan B (3 mo. Term SOFR + 3.00%)	6.66%	02/09/2033		1,340	1,350,966
					36,387,390
Insurance–1.36%
Alliant Holdings Intermediate LLC, Term Loan B (d)	–	09/19/2031		3,257	3,249,456
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	6.12%	07/31/2031		3,829	3,829,672
					7,079,128
Leisure Goods, Activities & Movies–4.42%
Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.15%	12/02/2031		5,207	5,223,060
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	8.12%	02/12/2029		1,728	1,737,741
Herschend Entertainment Co. LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	05/27/2032		729	731,722
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	6.12%	05/01/2031		838	836,366
Nord Anglia Education, Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	01/09/2032		3,432	3,426,941
Oak-Eagle AcquireCo, Inc. (Electronic Arts, Inc; EA), Term Loan B(d)	–	03/23/2033		3,042	3,055,217
US Fitness, LLC
Delayed Draw Term Loan(f)(g)	0.00%	09/04/2031		141	141,371
Revolver Loan(f)(g)	0.00%	09/04/2030		611	613,501
Term Loan B (3 mo. Term SOFR + 5.50%)(f)	9.17%	09/04/2031		2,910	2,920,488
VUE Cinemas (VUECIN) (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2026; Cost $602,347)(f)(h)	10.46%	12/31/2027	EUR	752	1,215,259
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2026; Cost $493,467)(f)(h)	10.46%	12/31/2027	EUR	461	744,998
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/21/2024-04/08/2026; Cost $216,018)(f)(h)	10.46%	12/31/2027	EUR	204	371,521
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	8.39%	08/16/2031		1,993	1,983,147
					23,001,332
Lodging & Casinos–2.87%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.61%)	9.22%	03/11/2030		435	424,089
Term Loan (1 mo. Term SOFR + 7.61%)	11.22%	03/11/2030		409	397,687
Bingo Holdings I, LLC (PlayAGS), Term Loan B(d)	–	06/30/2032		823	823,138
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.75%)	6.87%	01/27/2029		3,255	3,248,317
GVC Finance LLC (United Kingdom), Term Loan (3 mo. Term SOFR + 2.25%)	5.95%	07/31/2032		1,067	1,068,758
J&J Ventures Gaming LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	04/26/2030		793	792,496
Pioneer Opco LLC (The Venetian), Term Loan (1 mo. Term SOFR + 3.25%)	6.86%	05/06/2033		2,179	2,197,139
Turquoise/TRQ Sales LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.95%	12/30/2032		1,493	1,460,144
Voyager Parent LLC, Term Loan B (1 mo. Term SOFR + 4.25%)	7.95%	07/01/2032		4,526	4,534,039
					14,945,807
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Nonferrous Metals & Minerals–0.97%
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 2.75%)	6.43%	02/26/2032		$2,936	$2,934,182
SCIH Salt Holdings, Inc. (Kissner Group), Term Loan B (6 mo. Term SOFR + 2.75%)	6.35%	01/31/2029		2,107	2,115,061
					5,049,243
Oil & Gas–1.98%
Crescent Midstream, Term Loan (3 mo. Term SOFR + 3.75%)	7.40%	02/18/2033		628	633,241
McDermott International Ltd.
First Lien Term Loan(f)(g)	0.00%	06/30/2027		190	167,870
LOC(g)	0.00%	06/30/2027		2,377	2,228,750
LOC (3 mo. Term SOFR + 4.00%)(f)	7.67%	06/30/2027		1,073	992,537
PIK Term Loan, 3.00% PIK Rate, 4.73% Cash Rate(k)	3.00%	12/31/2027		1,114	1,002,423
Term Loan (1 mo. Term SOFR + 3.11%)	6.73%	06/30/2027		248	217,323
Rockwood Service Corp., Term Loan B(d)	–	07/30/2031		735	738,894
Third Coast Infrastructure, LLC, Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	09/25/2030		1,997	2,009,623
Traverse Midstream Partners LLC, Term Loan(d)	–	04/21/2033		441	442,399
Venture Global Calcasieu Pass, Term Loan B (6 mo. Term SOFR + 3.25%)	6.94%	04/11/2033		1,854	1,862,063
					10,295,123
Publishing–1.94%
Adtalem Global Education, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	02/04/2033		1,958	1,971,757
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.64%	03/24/2031		4,517	4,457,895
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.00%)	6.66%	10/30/2030		1,110	1,101,252
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (3 mo. Term SOFR + 5.25%)	9.01%	04/09/2029		3,122	2,545,824
					10,076,728
Radio & Television–1.04%
Discovery Global Holdings, Inc. (Warner Bros. Discovery), Term Loan B (d)	–	06/30/2033		3,999	4,010,597
Nexstar Broadcasting, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	03/18/2033		1,423	1,425,590
					5,436,187
Retailers (except Food & Drug)–1.53%
Action Holding B.V. (Peer Holdings) (Netherlands), Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	10/14/2032		1,392	1,395,533
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	01/23/2032		4,168	4,195,613
PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.58%	08/18/2032		893	892,401
Savers, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.69%	09/17/2032		1,466	1,469,739
					7,953,286
Surface Transport–3.50%
Arcosa Marine Products, Inc.
Revolver Loan(e)(f)(g)	0.00%	04/01/2032		244	240,463
Revolver Loan (6 mo. Term SOFR + 5.00%)(e)(f)	8.70%	04/01/2032		81	80,154
Term Loan B (3 mo. Term SOFR + 5.00%)(e)(f)	8.69%	04/01/2032		2,175	2,148,133
Beacon Mobility Corp.
Delayed Draw Term Loan(g)	0.00%	08/06/2030		84	84,478
Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	08/06/2030		1,703	1,713,378
Boluda Towage (Luxembourg), Term Loan(d)(f)	–	05/27/2033		439	441,902
First Student Bidco, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	06/30/2033		3,172	3,185,329
Term Loan C (3 mo. Term SOFR + 2.25%)	5.95%	08/15/2030		580	582,836
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan A (3 mo. EURIBOR + 7.50%)	9.73%	02/12/2030	EUR	1,202	1,446,337
Term Loan B (3 mo. EURIBOR + 8.00%)	10.23%	08/12/2030	EUR	423	463,794
Patriot Rail Co. LLC, Term Loan (3 mo. Term SOFR + 2.50%)	6.17%	03/08/2032		696	697,504
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Surface Transport–(continued)
Source Holding Delaware LLC
Delayed Draw Term Loan(e)(f)(g)	0.00%	02/07/2031	739	$724,805
Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%)(e)(f)	8.41%	02/07/2031	$38	37,442
Revolver Loan(e)(f)(g)	0.00%	02/07/2031	132	129,614
Revolver Loan (3 mo. Term SOFR + 4.75%)(e)(f)	10.50%	02/07/2031	257	251,604
Term Loan A (3 mo. Term SOFR + 4.75%)(e)(f)	8.40%	02/07/2031	1,790	1,755,583
STG Distribution, LLC
DIP Term Loan (Acquired 01/16/2026-04/30/2026; Cost $638,481)(f)(h)	8.00%	07/13/2026	656	789,234
PIK Term Loan, 8.00% PIK Rate(f)(k)	8.00%	07/13/2026	670	806,459
Term Loan (Acquired 10/03/2024-01/08/2026; Cost $397,625)(f)(h)(i)(j)	0.00%	10/03/2029	403	655,825
Student Transportation of America Holdings, Inc.
Delayed Draw Term Loan (1 mo. Term SOFR + 2.75%)	6.36%	06/24/2032	156	156,657
Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	06/24/2032	1,797	1,807,372
				18,198,903
Telecommunications–3.31%
Cincinnati Bell, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	11/22/2028	34	33,833
CoreWeave
Delayed Draw Term Loan(g)	0.00%	11/15/2031	449	458,655
Delayed Draw Term Loan (1 mo. Term SOFR + 4.50%)	8.14%	11/15/2031	247	252,616
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	01/30/2031	3,883	3,913,801
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	01/30/2032	408	393,771
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.12%	09/27/2029	586	589,417
Level 3 Financing, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	6.38%	03/29/2032	5,146	5,176,921
MLN US HoldCo LLC (dba Mitel)
Term Loan A-1 (1 mo. Term SOFR + 4.00%) (Acquired 06/25/2025-05/27/2026; Cost $1,110,627)(f)(h)	7.61%	06/20/2028	1,126	1,108,788
Term Loan A-2 (1 mo. Term SOFR + 2.00%) (Acquired 06/20/2025-05/27/2026; Cost $3,899,810)(f)(h)	5.61%	06/20/2030	4,398	3,818,736
U.S. TelePacific Corp., Third Lien Term Loan(f)	0.00%	05/02/2027	167	0
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)	6.89%	05/11/2029	1,204	1,209,145
Zayo Group Holdings, Inc., Term Loan, 0.50% PIK Rate, 6.74% Cash Rate(k)	6.74%	03/11/2030	253	253,023
				17,208,706
Utilities–2.12%
Cornerstone Generation LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	5.91%	08/11/2032	2,680	2,689,936
Covanta Holding Corp.
Term Loan B (1 mo. Term SOFR + 2.25%)	5.86%	01/15/2031	955	949,973
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	5.85%	01/15/2031	922	921,477
Term Loan C-1 (1 mo. Term SOFR + 2.25%)	5.85%	01/15/2031	150	149,740
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	8.37%	04/03/2029	1,317	1,325,979
Lackawanna Energy Center LLC, Term Loan (1 mo. Term SOFR + 2.75%)	6.39%	08/05/2032	1,552	1,560,742
Resilience Parent, Term Loan B (6 mo. Term SOFR + 2.50%)	6.13%	01/31/2033	2,075	2,081,810
Talen Energy Supply LLC, Incremental Term Loan (1 mo. Term SOFR + 1.75%)	5.38%	12/15/2031	1,342	1,337,378
				11,017,035
Total Variable Rate Senior Loan Interests (Cost $750,417,362)				705,515,035
			Shares
Common Stocks & Other Equity Interests–9.09%(l)
Automotive–0.00%
Cabonline, Class D (Acquired 10/30/2023; Cost $71,316) (Sweden)(f)(h)			79,434,288	9
Cabonline, Class D1 (Acquired 10/30/2023; Cost $3) (Sweden)(f)(h)			2,795,619	0
Cabonline, Class D2 (Acquired 10/31/2023; Cost $2) (Sweden)(f)(h)			2,385,952	0
Muth Mirror Systems LLC(e)(f)			26,463	0
Muth Mirror Systems LLC, Wts.(e)(f)			177,476	0
				9
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Shares	Value
Beverage & Tobacco–0.00%
City Brewing Company LLC(f)	8,643	$1,783
Building & Development–1.04%
Empire Today LLC(f)	136,943	5,420,204
Lake at Las Vegas Joint Venture LLC, Class A(f)	780	0
Lake at Las Vegas Joint Venture LLC, Class B(f)	9	0
		5,420,204
Business Equipment & Services–3.97%
Monitronics International, Inc. (Acquired 06/30/2023-12/16/2025; Cost $3,137,759)(f)(h)	161,524	8,604,384
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $2,960,783)(f)(h)	44,397	12,032,596
		20,636,980
Cable & Satellite Television–0.10%
Altice France S.A. (France)	25,679	524,354
Chemicals & Plastics–0.02%
Ascend Performance Materials Operations LLC(f)	547,016,005	547
Ascend Performance Materials Operations LLC (Acquired 12/19/2025; Cost $981,286)(f)(h)	62,582	125,164
Ascend Performance Materials Operations LLC(f)	282,648,893	283
Flint Group (ColourOz Inv), Class A (Germany)(f)	26,510	0
		125,994
Containers & Glass Products–0.42%
Libbey Glass LLC (Acquired 11/13/2020-09/05/2025; Cost $955,005)(f)(h)	208,906	2,193,513
Electronics & Electrical–0.00%
Red Range Operating, Inc., Class A-1(f)	1	0
Sandvine Corp.(f)	5,262	0
		0
Food Service–0.76%
Selecta Group B.V., Class A1 (Acquired 07/31/2025; Cost $3,036,578) (Switzerland)(f)(h)	26,387	3,103,632
Selecta Group B.V., Class A2 (Acquired 07/31/2025; Cost $803,824) (Switzerland)(f)(h)	6,985	821,574
		3,925,206
Forest Products–0.01%
NewLife Forest Restoration LLC (Acquired 02/22/2022-02/26/2026; Cost $8,642,174)(f)(h)	66,011	66,011
Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands)(f)	15,962,622	16
Home Furnishings–0.15%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $14,067)(h)	90,756	784,631
Industrial Equipment–0.00%
North American Lifting Holdings, Inc. (Acquired 12/04/2013-10/27/2021; Cost $1,122,136)(h)	44,777	2,127
Leisure Goods, Activities & Movies–0.44%
Crown Finance US, Inc.	110,275	2,254,739
Hurtigruten Expedition(f)	6,420	4,366
VUE Cinemas (VUECIN), Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(h)	1,751	0
VUE Cinemas (VUECIN), Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(h)	862,319	1
VUE Cinemas (VUECIN), Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(h)	536,769	1
VUE Cinemas (VUECIN), Class A4 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(h)	374,204	0
		2,259,107
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

			Shares	Value
Lodging & Casinos–0.31%
Aimbridge Acquisition Co., Inc.			35,839	$1,403,688
Caesars Entertainment, Inc.(m)			7,110	206,546
				1,610,234
Oil & Gas–0.52%
McDermott International Ltd.(m)			106,169	2,654,225
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,094,069)(f)(h)			132,022	9,241
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,719,591)(f)(h)			337,847	47,299
				2,710,765
Radio & Television–0.00%
iHeartMedia, Inc., Class B(f)(m)			42	205
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.(f)			390	22
Surface Transport–0.68%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459)(f)(h)			8,057	812,226
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-05/20/2026; Cost $164,634)(f)(h)			277,090	173,181
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842)(f)(h)			8,470	853,861
Hurtigruten Group AS (Acquired 02/12/2025; Cost $497,477) (Norway)(f)(h)			31,877	1,677,581
				3,516,849
Telecommunications–0.67%
MLN US HoldCo. LLC (dba Mitel) (Acquired 06/20/2025; Cost $1,913,307)(f)(h)			531,081	3,494,513
Total Common Stocks & Other Equity Interests (Cost $58,102,872)				47,272,523
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–3.37%
Aerospace & Defense–0.21%
Rand Parent LLC (n)	8.50%	02/15/2030	$1,048	1,080,962
Brokers, Dealers & Investment Houses–0.01%
First Eagle Holdings, Inc. (n)	7.25%	08/15/2032	71	72,064
Building & Development–0.45%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	4.50%	04/01/2027	1,040	1,027,317
QXO Building Products, Inc.(n)	6.75%	04/30/2032	655	667,838
Signal Parent, Inc. (Acquired 09/11/2023-09/27/2023; Cost $905,933)(f)(h)(n)	6.13%	04/01/2029	1,166	641,067
				2,336,222
Business Equipment & Services–0.51%
Allied Universal Holdco LLC (n)	7.88%	02/15/2031	2,012	2,105,347
Cloud Software Group, Inc.(n)	8.25%	06/30/2032	41	40,286
Cloud Software Group, Inc.(n)	6.63%	08/15/2033	172	156,705
Garda World Security Corp. (Canada)(n)	6.50%	01/15/2031	332	337,907
				2,640,245
Cable & Satellite Television–0.60%
Altice France S.A. (France) (n)	6.88%	10/15/2030	453	446,175
Altice France S.A. (France)(n)	6.88%	07/15/2032	517	505,876
Altice-International (Financing S.A) (Luxembourg)(n)	5.75%	08/15/2029	29	21,039
Altice-International (Financing S.A) (Luxembourg)(n)	5.00%	01/15/2028	1,876	1,370,696
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030	881	767,207
				3,110,993
Chemicals & Plastics–0.01%
BASF Coatings (n)	7.13%	06/15/2033	71	71,612
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–0.07%
Sword Purchaser, LLC (n)	8.25%	04/15/2033		$355	$365,914
Electronics & Electrical–0.18%
Diebold Nixdorf, Inc. (n)	7.75%	03/31/2030		325	340,819
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.(n)	9.00%	08/01/2029		646	595,098
					935,917
Food Products–0.53%
Froneri Lux Finco S.a.r.l. (United Kingdom) (n)	6.00%	08/01/2032		598	583,483
Industrial F&B Investments III, Inc.(n)	7.75%	02/11/2033		278	283,771
Teasdale Foods, Inc.(e)(f)	16.25%	06/18/2026		3,439	0
Viking Baked Goods Acquisition Corp.(n)	8.63%	11/01/2031		1,872	1,917,841
					2,785,095
Health Care–0.17%
Global Medical Response, Inc. (n)	7.38%	10/01/2032		131	136,203
HAH Group Holding Co. LLC(n)	9.75%	10/01/2031		148	132,925
Opal Bidco SAS (France)(n)	6.50%	03/31/2032		588	599,497
					868,625
Industrial Equipment–0.18%
Chart Industries, Inc. (n)	7.50%	01/01/2030		182	188,644
Columbus McKinnon Corp.(n)	7.13%	02/01/2033		691	700,726
CompoSecure Holdings LLC(n)	5.63%	02/01/2033		72	69,936
					959,306
Leisure Goods, Activities & Movies–0.05%
Oak-Eagle AcquireCo, Inc. (n)	7.25%	07/01/2033		232	242,078
Publishing–0.04%
McGraw-Hill Education, Inc. (n)	7.38%	09/01/2031		196	200,324
Retailers (except Food & Drug)–0.25%
PetSmart LLC/PetSmart Finance Corp. (n)	7.50%	09/15/2032		1,287	1,297,982
Surface Transport–0.11%
Beacon Mobility Corp. (n)	7.25%	08/01/2030		534	553,182
Total U.S. Dollar Denominated Bonds & Notes (Cost $20,722,243)					17,520,521
Non-U.S. Dollar Denominated Bonds & Notes–1.85%(o)
Automotive–0.34%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $211,205)(f)(h)(n)	10.00%	03/19/2028	SEK	2,386	258,413
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $433,886)(f)(h)(i)(n)	12.00%	03/19/2028	SEK	4,772	516,826
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $980,148)(f)(h)(i)(n)	7.50%	04/19/2029	SEK	9,226	999,181
					1,774,420
Cable & Satellite Television–0.07%
Altice-International (Financing S.A) (Luxembourg)(n)	3.00%	01/15/2028	EUR	423	360,439
Financial Intermediaries–0.61%
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.65%	12/15/2029	EUR	2,000	2,354,384
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.65%	12/15/2029	EUR	700	824,034
					3,178,418
Food Service–0.55%
Selecta Group B.V. (Switzerland)(f)	15.00%	10/01/2030	EUR	2,462	2,871,841
Surface Transport–0.28%
Zenith Finco PLC (United Kingdom) (Acquired 01/20/2022; Cost $1,634,877)(h)(n)	6.50%	06/30/2031	GBP	1,203	1,454,523
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,388,848)					9,639,641
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Shares	Value
Preferred Stocks–1.30%(l)
Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands), Pfd.(f)	7,745,021	$8
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-08/23/2019; Cost $258,485)(f)(h)	258,709	1,526
Surface Transport–1.30%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $918,945)(f)(h)	39,456	3,977,560
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $645,351)(f)(h)	27,709	2,793,344
		6,770,904
Total Preferred Stocks (Cost $4,219,865)		6,772,438
TOTAL INVESTMENTS IN SECURITIES–151.23% (Cost $842,851,190)		786,720,158
BORROWINGS–(33.26)%		(173,000,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(19.07)%		(99,206,850)
OTHER ASSETS LESS LIABILITIES–1.10%		5,688,861
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$520,202,169
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
Wts.	– Warrants
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after May 31, 2026, at which time the interest rate will be determined.
(e)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(h)	Restricted security. The aggregate value of these securities at May 31, 2026 was $68,135,044, which represented 13.10% of the Trust’s Net Assets.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $2,663,786, which represented less than 1% of the Trust’s Net Assets.

(j)	The borrower has filed for protection in federal bankruptcy court.
(k)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2026 was $24,288,321, which represented 4.67% of the Trust’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.
	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio	$4,180,649	$17,205,758	$(21,386,407)	$-	$-	$-	$14,622
Invesco Treasury Portfolio, Institutional Class	7,764,062	31,953,551	(39,717,613)	-	-	-	51,088
Total	$11,944,711	$49,159,309	$(61,104,020)	$-	$-	$-	$65,710
The aggregate value of securities considered illiquid at May 31, 2026 was $340,660,158, which represented 65.49% of the Trust’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2026	Bank of New York Mellon (The)	GBP	2,581,491	USD	3,510,553	$34,237
06/30/2026	Canadian Imperial Bank of Commerce	EUR	36,626,277	USD	43,115,355	342,178
06/30/2026	Toronto Dominion Bank	SEK	15,401,087	USD	1,674,060	3,603
Subtotal—Appreciation						380,018
Currency Risk
06/30/2026	Bank of New York Mellon (The)	NOK	15,356,550	USD	1,655,298	(4,754)
06/30/2026	Goldman Sachs International	USD	25,063	GBP	18,395	(292)
06/30/2026	J.P. Morgan Chase Bank, N.A.	EUR	6,400,000	USD	7,452,776	(21,320)
06/30/2026	J.P. Morgan Chase Bank, N.A.	USD	7,081,698	EUR	6,000,000	(74,732)
06/30/2026	Royal Bank of Canada	GBP	27,986	USD	37,602	(85)
Subtotal—Depreciation						(101,183)
Total Forward Foreign Currency Contracts						$278,835

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$401,754,036	$303,760,999	$705,515,035
Common Stocks & Other Equity Interests	2,860,771	4,969,539	39,442,213	47,272,523
U.S. Dollar Denominated Bonds & Notes	—	16,879,454	641,067	17,520,521
Non-U.S. Dollar Denominated Bonds & Notes	—	4,993,380	4,646,261	9,639,641
Preferred Stocks	—	—	6,772,438	6,772,438
Total Investments in Securities	2,860,771	428,596,409	355,262,978	786,720,158
Other Investments - Assets*
Investments Matured	—	—	12,518,527	12,518,527
Forward Foreign Currency Contracts	—	380,018	—	380,018
	—	380,018	12,518,527	12,898,545
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(101,183)	—	(101,183)
Total Other Investments	—	278,835	12,518,527	12,797,362
Total Investments	$2,860,771	$428,875,244	$367,781,505	$799,517,520

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2026:
	Value 02/28/26*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 05/31/26
Variable Rate Senior Loan Interests	$340,714,066	$27,240,839	$(47,363,760)	$283,215	$(2,884,685)	$(9,146,059)	$4,145,177	$(9,227,794)	$303,760,999
Common Stocks & Other Equity Interests	39,012,297	2,997,596	(910,910)	—	(1,280,181)	1,415,361	—	(1,791,950)	39,442,213
Investments Matured	12,613,628	—	(33,480)	12,318	578	(74,517)	—	—	12,518,527
Preferred Stocks	6,603,182	—	—	—	—	169,256	—	—	6,772,438
Non-U.S. Dollar Denominated Bonds & Notes	2,587,664	317,090	—	1,360	—	453,413	1,286,734	—	4,646,261
U.S. Dollar Denominated Bonds & Notes	699,133	134,229	—	26,434	—	(218,729)	—	—	641,067
Total	$402,229,970	$30,689,754	$(48,308,150)	$323,327	$(4,164,288)	$(7,401,275)	$5,431,911	$(11,019,744)	$367,781,505
*Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Senior Income Trust

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 303,760,999	Comparable Companies	EBITDA Multiple	6.25x - 10.50x	8.40x
		Discounted Cash Flow Model	Discount Rate	7.74% - 13.39%	9.88%
		Loan Origination Value	Original Cost	98.00% of Par	-
		Third-Party Pricing	Broker Quote	96.14% of Par	-
Common Stocks & Other Equity Interests	39,442,213	Comparable Companies	EBITDA Multiple	3.44x - 8.00x	5.46x
Preferred Stocks	6,772,438	Comparable Companies	EBITDA Multiple	8.50x	-
Non-U.S. Dollar Denominated Bonds & Notes	4,646,261	Valued at Cost	Acquisition Cost	100.00% of Par	-
U.S. Dollar Denominated Bonds & Notes	641,067	Discounted Cash Flow Model	Discount Rate	19.85%	-
Investments Matured	12,518,527	Comparable Companies	EBITDA Multiple	7.25x	-
		Discounted Cash Flow Model	Discount Rate	9.44%
Total	$ 367,781,505
Invesco Senior Income Trust